[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

DECEMBER 31, 2002


CREDIT SUISSE TRUST
- INTERNATIONAL FOCUS PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2002

                                                                January 21, 2003

Dear Shareholder:

   For the 12 months ended December 31, 2002, Credit Suisse Trust -- International Focus Portfolio (the "Portfolio") had a loss of 19.90%, versus a decline of 14.67% for the Morgan Stanley Capital International All Country World Index Free Excluding the USA Index.(1)

   2002 was a challenging year for equities. As represented by the Portfolio's MSCI benchmark, non-U.S. markets weathered some turbulence in January and February, and then had a generally positive tone in March through mid-May. They benefited during this phase mainly from improving perceptions about economic growth in the U.S. and globally, as well as the absence in Europe and Asia of the kind of accounting irregularities and corporate governance issues that were hurting the U.S. market.

   Aggregate share prices mostly slid through early October, however, as the economic picture worsened and expectations about the timing and pace of a global economic recovery became less optimistic. Other factors that contributed to poor investor sentiment included the lack of meaningful improvement in the outlook for corporate profitability; the diminishing likelihood that global corporate spending, particularly on technology and telecommunications infrastructure, would rebound; instability in the Middle East and South Asia; and rising anxiety about a potential war with Iraq.

   Markets closed the year with a solid rally in October and November, as investors became more comfortable with comparatively risky financial assets. This primarily reflected a perception that valuations, which had been battered earlier in the year, had reached oversold levels.

   For the year as a whole, nearly all developed-world markets generated negative returns (i.e., as expressed in U.S.-dollar terms) amidst the conditions we have described. The best-performing major markets were a blend of Asian and European countries like New Zealand, Australia, Italy, Norway, Japan and Singapore. Returns among emerging markets were mixed, with Asian countries outperforming Latin America and Europe/Middle East.

   The Portfolio underperformed its benchmark during the year primarily due to our exposure to stocks in the consumer-related, technology and energy sectors.

   On the plus side, we outperformed in the financial, telecom, industrial and materials sectors. Performance additionally gained from our willingness to occasionally maintain cash reserves at higher-than-normal levels as a defensive measure.

   Looking ahead, we see equities' near-term prospects as constrained by two key variables. These are a lack of strong momentum for economic growth, and valuations that we currently calculate as fair by most measures.

   With regard to the former, we feel that the economic environment today seems quite similar to what it was at the beginning of 2002; global prospects are closely linked to the potential success or failure of a U.S. recovery, while growth in Europe is comparatively slower and Japan remains stagnant.

   Compared to the Portfolio's benchmark, we are positioning the portfolio to overweight the industrial, technology, consumer staples and utilities sectors; and underweight consumer discretionary, telecom and materials. Our geographical allocations include overweights in non-Japan Asia, Europe and emerging markets; and an underweight in Japan.

Vincent J. McBride           Nancy Nierman                  Todd D. Jacobson
Co-Portfolio Manager         Co-Portfolio Manager           Co-Portfolio Manager

Anne S. Budlong              Harry M. Jaffe
Associate Portfolio Manager  Associate Portfolio Manager

Greg Norton-Kidd             Todor Petrov
Associate Portfolio Manager  Associate Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE PORTFOLIO'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE PORTFOLIO'S ASSETS. AS A RESULT OF THIS STRATEGY, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY THAN A PORTFOLIO THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
              CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
      AND THE MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD INDEX
      FREE EXCLUDING THE USA INDEX(1) FROM INCEPTION (6/30/95). (UNAUDITED)

             CREDIT SUISSE TRUST -- INTERNATIONAL      MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY
                     FOCUS PORTFOLIO -- $8,601       WORLD INDEX FREE EXCLUDING THE USA INDEX(1) -- $10,263
 6/30/95                                 $ 10,000                                                  $ 10,000
 7/31/95                                 $ 10,270                                                  $ 10,568
 8/31/95                                 $ 10,490                                                  $ 10,201
 9/30/95                                 $ 10,590                                                  $ 10,376
10/31/95                                 $ 10,320                                                  $ 10,098
11/30/95                                 $ 10,480                                                  $ 10,335
12/31/95                                 $ 10,730                                                  $ 10,744
 1/31/96                                 $ 11,082                                                  $ 10,892
 2/29/96                                 $ 11,042                                                  $ 10,892
 3/31/96                                 $ 11,344                                                  $ 11,095
 4/30/96                                 $ 11,898                                                  $ 11,431
 5/31/96                                 $ 11,657                                                  $ 11,260
 6/30/96                                 $ 11,798                                                  $ 11,317
 7/31/96                                 $ 11,163                                                  $ 10,941
 8/31/96                                 $ 11,254                                                  $ 11,005
 9/30/96                                 $ 11,485                                                  $ 11,278
10/31/96                                 $ 11,334                                                  $ 11,165
11/30/96                                 $ 11,777                                                  $ 11,596
12/31/96                                 $ 11,801                                                  $ 11,462
 1/31/97                                 $ 11,832                                                  $ 11,251
 2/28/97                                 $ 12,027                                                  $ 11,457
 3/31/97                                 $ 11,955                                                  $ 11,433
 4/30/97                                 $ 12,212                                                  $ 11,530
 5/31/97                                 $ 13,045                                                  $ 12,242
 6/30/97                                 $ 13,569                                                  $ 12,917
 7/31/97                                 $ 13,908                                                  $ 13,179
 8/31/97                                 $ 12,778                                                  $ 12,142
 9/30/97                                 $ 13,364                                                  $ 12,799
10/31/97                                 $ 11,966                                                  $ 11,709
11/30/97                                 $ 11,657                                                  $ 11,563
12/31/97                                 $ 11,535                                                  $ 11,696
 1/31/98                                 $ 11,678                                                  $ 12,046
 2/28/98                                 $ 12,481                                                  $ 12,849
 3/31/98                                 $ 13,173                                                  $ 13,293
 4/30/98                                 $ 13,481                                                  $ 13,389
 5/31/98                                 $ 13,426                                                  $ 13,146
 6/30/98                                 $ 13,063                                                  $ 13,096
 7/31/98                                 $ 13,283                                                  $ 13,221
 8/31/98                                 $ 11,370                                                  $ 11,356
 9/30/98                                 $ 10,853                                                  $ 11,117
10/31/98                                 $ 11,469                                                  $ 12,281
11/30/98                                 $ 12,041                                                  $ 12,941
12/31/98                                 $ 12,151                                                  $ 13,387
 1/31/99                                 $ 12,207                                                  $ 13,373
 2/28/99                                 $ 11,831                                                  $ 13,073
 3/31/99                                 $ 12,295                                                  $ 13,704
 4/30/99                                 $ 12,561                                                  $ 14,390
 5/31/99                                 $ 12,008                                                  $ 13,714
 6/30/99                                 $ 12,992                                                  $ 14,344
 7/31/99                                 $ 13,710                                                  $ 14,680
 8/31/99                                 $ 13,909                                                  $ 14,731
 9/30/99                                 $ 14,119                                                  $ 14,831
10/31/99                                 $ 14,816                                                  $ 15,383
11/30/99                                 $ 16,596                                                  $ 15,998
12/31/99                                 $ 18,644                                                  $ 17,524
 1/31/00                                 $ 17,829                                                  $ 16,573
 2/29/00                                 $ 19,079                                                  $ 17,021
 3/31/00                                 $ 18,566                                                  $ 17,661
 4/30/00                                 $ 16,958                                                  $ 16,676
 5/31/00                                 $ 16,400                                                  $ 16,249
 6/30/00                                 $ 17,014                                                  $ 16,941
 7/31/00                                 $ 16,121                                                  $ 16,272
 8/31/00                                 $ 16,601                                                  $ 16,473
 9/30/00                                 $ 15,384                                                  $ 15,560
10/31/00                                 $ 14,357                                                  $ 15,065
11/30/00                                 $ 13,453                                                  $ 14,389
12/31/00                                 $ 13,816                                                  $ 14,881
 1/31/01                                 $ 14,022                                                  $ 15,104
 2/28/01                                 $ 12,631                                                  $ 13,908
 3/31/01                                 $ 11,563                                                  $ 12,925
 4/30/01                                 $ 12,104                                                  $ 13,804
 5/31/01                                 $ 11,807                                                  $ 13,423
 6/30/01                                 $ 11,614                                                  $ 12,908
 7/31/01                                 $ 11,421                                                  $ 12,621
 8/31/01                                 $ 11,099                                                  $ 12,307
 9/30/01                                 $  9,863                                                  $ 11,002
10/31/01                                 $ 10,121                                                  $ 11,310
11/30/01                                 $ 10,546                                                  $ 11,827
12/31/01                                 $ 10,739                                                  $ 11,980
 1/31/02                                 $ 10,558                                                  $ 11,467
 2/28/02                                 $ 10,520                                                  $ 11,549
 3/31/02                                 $ 11,099                                                  $ 12,224
 4/30/02                                 $ 11,061                                                  $ 12,304
 5/31/02                                 $ 11,035                                                  $ 12,438
 6/30/02                                 $ 10,572                                                  $ 11,901
 7/31/02                                 $  9,413                                                  $ 10,741
 8/31/02                                 $  9,452                                                  $ 10,742
 9/30/02                                 $  8,267                                                  $  9,603
10/31/02                                 $  8,628                                                  $ 10,119
11/30/02                                 $  8,898                                                  $ 10,605
12/31/02                                 $  8,601                                                  $ 10,263

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

                 AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002

 1 YEAR            5 YEARS          SINCE INCEPTION
--------          ---------        -----------------
(19.90%)            (5.70%)               (1.99%)

----------
(1) The Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global developed and emerging markets, excluding the U.S. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002

                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------
COMMON STOCKS (98.8%)
AUSTRALIA (2.1%)
BANKS (2.1%)
    National Australia Bank, Ltd.                             99,997   $  1,787,785
                                                                       ------------
TOTAL AUSTRALIA                                                           1,787,785
                                                                       ------------
BRAZIL (1.9%)
METALS & MINING (1.9%)
    Companhia Vale do Rio Doce ADR                            28,500        823,080
    Companhia Vale do Rio Doce ADR Class A                    29,800        819,500
                                                                       ------------
                                                                          1,642,580
                                                                       ------------
TOTAL BRAZIL                                                              1,642,580
                                                                       ------------
CHINA (2.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
    China Telecom Corporation, Ltd. ADR*                      98,900      1,708,992
                                                                       ------------
TOTAL CHINA                                                               1,708,992
                                                                       ------------
DENMARK (3.6%)
COMMERCIAL SERVICES & SUPPLIES (1.3%)
    ISS A/S*                                                  32,800      1,181,635
                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
    TDC A/S                                                   80,961      1,967,314
                                                                       ------------
TOTAL DENMARK                                                             3,148,949
                                                                       ------------
FINLAND (1.1%)
PAPER & FOREST PRODUCTS (1.1%)
    Stora Enso Oyj                                            91,463        964,559
                                                                       ------------
TOTAL FINLAND                                                               964,559
                                                                       ------------
FRANCE (9.0%)
AUTO COMPONENTS (1.9%)
    Compagnie Generale des Etablissements Michelin Class B    46,474      1,602,488
                                                                       ------------
BANKS (1.7%)
    BNP Paribas SA                                            35,900      1,462,780
                                                                       ------------
CONSTRUCTION & ENGINEERING (2.1%)
    Vinci SA                                                  31,925      1,798,963
                                                                       ------------
INSURANCE (0.9%)
    Axa                                                       61,280        822,444
                                                                       ------------
OIL & GAS (2.4%)
    Total Fina Elf SA                                         14,840      2,119,382
                                                                       ------------
TOTAL FRANCE                                                              7,806,057
                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------
COMMON STOCKS (CONTINUED)
GERMANY (3.2%)
ELECTRIC UTILITIES (1.6%)
    E.ON AG                                                   34,700   $  1,400,048
                                                                       ------------
MACHINERY (1.6%)
    MAN AG                                                   100,230      1,383,059
                                                                       ------------
TOTAL GERMANY                                                             2,783,107
                                                                       ------------
HONG KONG (2.4%)
ELECTRIC UTILITIES (1.5%)
    Hongkong Electric Holdings, Ltd.                         334,800      1,268,642
                                                                       ------------
MEDIA (0.9%)
    Television Broadcasts, Ltd.                              249,000        785,471
                                                                       ------------
TOTAL HONG KONG                                                           2,054,113
                                                                       ------------
HUNGARY (2.6%)
BANKS (2.6%)
    OTP Bank Rt.                                             225,500      2,216,783
                                                                       ------------
TOTAL HUNGARY                                                             2,216,783
                                                                       ------------
INDIA (2.2%)
IT CONSULTING & SERVICES (2.2%)
    Satyam Computer Services, Ltd.                           158,400        918,026
    Satyam Computer Services, Ltd. ADR                        78,900      1,013,865
                                                                       ------------
                                                                          1,931,891
                                                                       ------------
TOTAL INDIA                                                               1,931,891
                                                                       ------------
IRELAND (5.5%)
BANKS (5.5%)
    Allied Irish Banks PLC                                   187,740      2,531,495
    Bank of Ireland                                          215,100      2,209,735
                                                                       ------------
                                                                          4,741,230
                                                                       ------------
TOTAL IRELAND                                                             4,741,230
                                                                       ------------
ITALY (2.3%)
INSURANCE (2.3%)
    Riunione Adriatica di Sicurta SpA                        161,400      1,964,620
                                                                       ------------
TOTAL ITALY                                                               1,964,620
                                                                       ------------
JAPAN (14.7%)
AUTOMOBILES (2.6%)
    Honda Motor Company, Ltd.                                 60,400      2,234,397
                                                                       ------------
LEISURE EQUIPMENT & PRODUCTS (1.7%)
    Konica Corp.                                             111,000        805,351
    Nintendo Company, Ltd.                                     7,020        656,036
                                                                       ------------
                                                                          1,461,387
                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------
COMMON STOCKS (CONTINUED)
JAPAN (CONCLUDED)
OFFICE ELECTRONICS (2.5%)
    Canon, Inc.                                               58,000   $  2,184,713
                                                                       ------------
PERSONAL PRODUCTS (2.0%)
    Shiseido Company, Ltd.                                   130,000      1,690,317
                                                                       ------------
PHARMACEUTICALS (2.4%)
    Takeda Chemical Industries, Ltd.                          49,400      2,064,750
                                                                       ------------
REAL ESTATE (1.5%)
    Mitsui Fudosan Company, Ltd.                             206,000      1,336,647
                                                                       ------------
SPECIALTY RETAIL (2.0%)
    Yamada Denki Company, Ltd.                                81,900      1,728,823
                                                                       ------------
TOTAL JAPAN                                                              12,701,034
                                                                       ------------
MEXICO (1.7%)
MEDIA (1.7%)
    Grupo Televisa SA ADR*                                    51,800      1,446,774
                                                                       ------------
TOTAL MEXICO                                                              1,446,774
                                                                       ------------
NETHERLANDS (6.3%)
MACHINERY (1.7%)
    IHC Caland NV                                             28,682      1,513,891
                                                                       ------------
OIL & GAS (2.9%)
    Royal Dutch Petroleum Co.                                 56,360      2,480,962
                                                                       ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.7%)
    ASML Holding NV*                                         176,410      1,473,511
                                                                       ------------
TOTAL NETHERLANDS                                                         5,468,364
                                                                       ------------
NORWAY (2.9%)
BANKS (2.9%)
    DnB Holding ASA                                          537,520      2,529,411
                                                                       ------------
TOTAL NORWAY                                                              2,529,411
                                                                       ------------
SINGAPORE (2.2%)
BANKS (2.2%)
    United Overseas Bank, Ltd.                               280,817      1,910,410
                                                                       ------------
TOTAL SINGAPORE                                                           1,910,410
                                                                       ------------
SOUTH KOREA (3.7%)
BANKS (1.0%)
    Shinhan Financial Group Company, Ltd.                     82,900        866,709
                                                                       ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.7%)
    Samsung Electronics Company, Ltd.                          8,740      2,313,865
                                                                       ------------
TOTAL SOUTH KOREA                                                         3,180,574
                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------
COMMON STOCKS (CONCLUDED)
SWEDEN (2.0%)
MACHINERY (2.0%)
    SKF AB Series B                                           65,600   $  1,701,484
                                                                       ------------
TOTAL SWEDEN                                                              1,701,484
                                                                       ------------
SWITZERLAND (4.8%)
FOOD PRODUCTS (2.1%)
    Nestle SA                                                  8,500      1,801,193
                                                                        ------------
PHARMACEUTICALS (2.7%)
    Novartis AG                                               64,100      2,338,798
                                                                       ------------
TOTAL SWITZERLAND                                                         4,139,991

UNITED KINGDOM (22.6%)
BANKS (2.4%)
    Royal Bank of Scotland Group PLC                          86,980      2,083,632
                                                                       ------------
BEVERAGES (2.4%)
    Diageo PLC                                               194,667      2,115,411
                                                                       ------------
ELECTRIC UTILITIES (2.0%)
    Scottish Power PLC                                       292,300      1,705,829
                                                                       ------------
FOOD PRODUCTS (2.4%)
    Cadbury Schweppes PLC                                    339,300      2,113,944
                                                                       ------------
INDUSTRIAL CONGLOMERATES (2.5%)
    Smiths Group PLC                                         190,000      2,127,401
                                                                       ------------
METALS & MINING (3.2%)
    Rio Tinto PLC                                             70,190      1,401,185
    Xstrata PLC*                                             128,732      1,345,024
                                                                       ------------
                                                                          2,746,209
                                                                       ------------
OIL & GAS (1.8%)
    BG Group PLC                                             358,000      1,544,601
                                                                       ------------
PHARMACEUTICALS (2.9%)
    AstraZeneca PLC                                           48,750      1,742,313
    GlaxoSmithKline PLC                                       40,245        772,301
                                                                       ------------
                                                                          2,514,614
                                                                       ------------
SOFTWARE (1.5%)
    Sage Group PLC                                           594,331      1,272,561
                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES (1.5%)
    Vodafone Group PLC                                       732,793      1,336,036
                                                                       ------------
TOTAL UNITED KINGDOM                                                     19,560,238
                                                                       ------------
TOTAL COMMON STOCKS (Cost $87,107,696)                                   85,388,946
                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------
WARRANTS (0.0%)
UNITED STATES (0.0%)
INTERNET SOFTWARE & SERVICES (0.0%)
    Wysdom, Inc.*++ (Cost $1,915,200)                        504,000   $          0
                                                                       ------------

                                                              PAR
                                                             (000)
                                                           ---------
SHORT-TERM INVESTMENT (1.8%)
    State Street Bank and Trust Co. Euro Time Deposit,
    1.188%, 1/02/03 (Cost $1,523,000)                        $ 1,523      1,523,000
                                                                       ------------

TOTAL INVESTMENTS AT VALUE (100.6%) (Cost  $90,545,896)                  86,911,946
                                                                       ------------

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)                              (524,460)
                                                                       ------------
NET ASSETS (100.0%)                                                    $ 86,387,486
                                                                       ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt

----------
*  Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

ASSETS
    Investments at value (Cost $90,545,896)                                          $  86,911,946
    Cash                                                                                        93
    Foreign currency at value (Cost $175,771)                                              176,816
    Receivable for investments sold                                                        404,832
    Dividend and interest receivable                                                       212,330
    Receivable for portfolio shares sold                                                     6,885
    Prepaid expenses                                                                         9,501
                                                                                     -------------
      Total Assets                                                                      87,722,403
                                                                                     -------------
LIABILITIES
    Advisory fee payable                                                                    74,798
    Administrative services fee payable                                                     16,738
    Payable for investments purchased                                                    1,115,111
    Payable for portfolio shares redeemed                                                   70,357
    Trustees' fee payable                                                                      607
    Other accrued expenses payable                                                          57,306
                                                                                     -------------
      Total Liabilities                                                                  1,334,917
                                                                                     -------------
NET ASSETS
    Capital stock, $0.001 par value                                                         12,939
    Paid-in capital                                                                    223,297,454
    Undistributed net investment income                                                    388,822
    Accumulated net realized loss on investments and foreign currency transactions    (133,697,172)
    Net unrealized depreciation from investments and foreign currency translations      (3,614,557)
                                                                                     -------------
      Net Assets                                                                     $  86,387,486
                                                                                     =============
    Shares outstanding                                                                  12,938,782
                                                                                     -------------
    Net asset value, offering price, and redemption price per share                  $        6.68
                                                                                     =============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST-- INTERNATIONAL FOCUS PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME
    Dividends                                                                                $   2,706,458
    Interest                                                                                       115,832
    Foreign taxes withheld                                                                        (305,595)
                                                                                             -------------
      Total investment income                                                                    2,516,695
                                                                                             -------------
EXPENSES
    Investment advisory fees                                                                     1,243,174
    Administrative services fees                                                                   207,972
    Printing fees                                                                                  126,649
    Custodian fees                                                                                  68,179
    Audit fees                                                                                      53,600
    Legal fees                                                                                      29,782
    Insurance expense                                                                               13,539
    Transfer agent fees                                                                             11,237
    Interest expense                                                                                 3,652
    Trustees' fees                                                                                   2,693
                                                                                             -------------
      Total expenses                                                                             1,760,477
                                                                                             -------------
       Net investment income                                                                       756,218
                                                                                             -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                         (30,684,045)
    Net realized loss on foreign currency transactions                                              (2,852)
    Net change in unrealized appreciation (depreciation) from investments                        6,704,446
    Net change in unrealized appreciation (depreciation) from foreign currency translations       (713,343)
                                                                                             -------------
    Net realized and unrealized loss from investments and foreign currency related items       (24,695,794)
                                                                                             -------------
    Net decrease in net assets resulting from operations                                     $ (23,939,576)
                                                                                             =============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE YEAR        FOR THE YEAR
                                                                     ENDED               ENDED
                                                               DECEMBER 31, 2002   DECEMBER 31, 2001
                                                               -----------------   -----------------
FROM OPERATIONS
  Net investment income                                         $       756,218    $       1,311,605
  Net realized loss on investments and foreign
   currency transactions                                            (30,686,897)         (97,264,696)
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                      5,991,103            1,674,239
                                                                ---------------    -----------------
   Net decrease in net assets resulting from operations             (23,939,576)         (94,278,852)
                                                                ---------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                      252,210,070        2,027,824,381
  Net asset value of shares redeemed                               (289,608,452)      (2,259,069,239)(1)
                                                                ---------------    -----------------
   Net decrease in net assets from capital share transactions       (37,398,382)        (231,244,858)
                                                                ---------------    -----------------
  Net decrease in net assets                                        (61,337,958)        (325,523,710)
NET ASSETS
  Beginning of year                                                 147,725,444          473,249,154
                                                                ---------------    -----------------
  End of year                                                   $    86,387,486    $     147,725,444
                                                                ===============    =================

UNDISTRIBUTED NET INVESTMENT INCOME                             $       388,822    $              --
                                                                ===============    =================

----------
(1) Includes redemption of $167,192,863 as a result of redemption in-kind on December 14, 2001.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                               FOR THE YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------------
                                               2002            2001              2000             1999(1)             1998
                                           -------------   -------------     -------------     -------------      -------------
PER SHARE DATA
   Net asset value, beginning of period    $        8.34   $       10.73     $       16.70     $       10.99      $       10.49
                                           -------------   -------------     -------------     -------------      -------------
INVESTMENT OPERATIONS
   Net investment income                            0.06            0.05              0.10              0.08               0.08
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                (1.72)          (2.44)            (4.42)             5.78               0.48
                                           -------------   -------------     -------------     -------------      -------------
        Total from investment operations           (1.66)          (2.39)            (4.32)             5.86               0.56
                                           -------------   -------------     -------------     -------------      -------------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income               --              --             (0.08)            (0.15)             (0.05)
   Distributions from net realized gains              --              --             (1.56)               --              (0.01)
   Return of capital                                  --              --             (0.01)               --                 --
                                           -------------   -------------     -------------     -------------      -------------
        Total dividends and                           --              --             (1.65)            (0.15)             (0.06)
          distributions
                                           -------------   --------------    -------------     -------------      -------------
NET ASSET VALUE, END OF PERIOD             $        6.68   $        8.34     $       10.73     $       16.70      $       10.99
                                           =============   =============     =============     =============      =============
        Total return(2)                           (19.90)%        (22.27)%          (25.90)%           53.43%              5.35%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s
     omitted)                              $      86,387   $     147,725     $     473,249     $     610,547      $     360,124
     Ratio of expenses to average net
        assets                                      1.42%           1.30%(3)          1.31%(3)          1.33%(3)           1.33%(3)
     Ratio of net investment income to
        average
        net assets                                  0.61%           0.34%             0.57%             0.63%              0.68%
   Portfolio turnover rate                           134%            166%              112%              145%               105%

----------
(1) Certain dividend and distribution amounts have been reclassified to conform to the current year presentation.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01%, and .00% for the years ended December 31, 2001, 2000, 1999, and 1998, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was 1.30%, 1.29%, 1.32%, and 1.33% for the years ended December 31, 2001,
     2000, 1999, and 1998, respectively. For the year ended December 31, 2002, there were no transfer agent credits.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the International Focus Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Trustees determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At December 31, 2002, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the year ended December 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Trust to act as the Portfolio's securities lending agent. CSFB has agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   J) OTHER -- The Portfolio invests in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to it's investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. For the year ended December 31, 2002, investment advisory fees earned were $1,243,174.

   Effective May 1, 2002, Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") affiliates of CSAM, became sub-investment advisers to the Portfolio. CSAM Ltd. U.K. and CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio.

   Effective October 9, 2002, Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), an affiliate of CSAM, became a sub-investment adviser to the Portfolio. CSAM Ltd. Australia's sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Portfolio.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolio. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective May 1, 2002.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended December 31, 2002, co-administrative services fees earned by CSAMSI were $124,317.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

       AVERAGE DAILY NET ASSETS                      ANNUAL RATE
       ------------------------                      -----------
       First $500 million                 .08% of average daily net assets
       Next  $1 billion                   .07% of average daily net assets
       Over  $1.5 billion                 .06% of average daily net assets

   For the period January 1, 2002 through April 30, 2002, co-administrative service fees earned by PFPC (including out-of-pocket expenses) were $42,596.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

       AVERAGE DAILY NET ASSETS                      ANNUAL RATE
       ------------------------                      -----------
       First $5 billion                   .050% of average daily net assets
       Next  $5 billion                   .035% of average daily net assets
       Over  $10 billion                  .020% of average daily net assets

   For the period May 1, 2002 through December 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $41,059.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2002, Merrill was paid $30,446 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2002 and during the fiscal year ended December 31, 2002, the Portfolio had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE          INTEREST RATE %          LOAN OUTSTANDING
           -------------        ----------------          ----------------
            $ 847,750                2.271%                 $ 1,153,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended December 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $155,228,586 and $184,676,736, respectively.

NOTE 5. RESTRICTED SECURITIES

   Certain of the Portfolio's investments are restricted as to resale, and are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition date, aggregate cost, fair value as of December 31, 2002, value per share of such security and percent of net assets which the security represents.

                SECURITY  NUMBER OF   ACQUISTION               FAIR   VALUE PER   PERCENTAGE
  SECURITY        TYPE      SHARES       DATE         COST     VALUE    SHARE    OF NET ASSETS
  ------------  --------  ---------   ----------  -----------  -----  ---------  -------------
  Wysdom, Inc.  Warrants   504,000    2/22/2000   $ 1,915,200  $  --   $  0.00       0.00%

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                           FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                           DECEMBER 31, 2002    DECEMBER 31, 2001
                                           ------------------   ------------------
 Shares sold                                   31,416,820           225,918,801
 Shares redeemed                              (36,191,927)         (252,298,227)
                                              -----------          ------------
 Net decrease                                  (4,775,107)          (26,379,426)
                                              ===========          ============

   On December 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                          NUMBER OF    APPROXIMATE PERCENTAGE
                        SHAREHOLDERS    OF OUTSTANDING SHARES
                        ------------   ----------------------
                              4                  89%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales, Post-October losses, investments in passive foreign investment companies, and excise tax regulations.

   There were no distributions in the year ended December 31, 2002.

   At December 31, 2002, the components of distributable earnings on a tax basis for the Portfolio were as follows:

             Undistributed ordinary income  $       388,822
             Accumulated realized loss         (132,844,616)
             Unrealized depreciation             (4,467,113)
                                            ---------------
                                            $  (136,922,907)
                                            ===============

   At December 31, 2002, the Portfolio had capital loss carryovers available to offset possible future capital gains as follows:

                               EXPIRES OCTOBER 31,
                          ---------------------------
                             2009            2010
                          ------------   ------------
                          $ 92,606,907   $ 37,413,453

   Under current tax law, certain capital losses realized after October 31 within taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2002, the Portfolio elected to defer net losses arising between November 1, 2002 and December 31, 2002 of $2,824,256.

   At December 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were as follows $91,396,467, $4,434,442, $(8,918,963) and $(4,484,521), respectively.

   At December 31, 2002, the Portfolio reclassified $367,396 from undistributed net investment income and $2 from paid-in capital to accumulated net realized loss from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions. Net assets were not affected by these reclassifications.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust -- International Focus Portfolio:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Focus Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2003

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                                    TERM                                        NUMBER OF
                                                    OF OFFICE(1)                                PORTFOLIOS IN
                                                    AND                                         FUND
                                    POSITION(S)     LENGTH        PRINCIPAL                     COMPLEX          OTHER
                                    HELD WITH       OF TIME       OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE               TRUST           SERVED        PAST FIVE YEARS               TRUSTEE          HELD BY TRUSTEE
----------------------------------  --------------  ------------  ----------------------------  ---------------  ----------------
INDEPENDENT TRUSTEES

Richard H. Francis                  Trustee and     Since 1999    Currently retired;            54               None
c/o Credit Suisse Asset             Audit                         Executive Vice
Management, LLC.                    Committee                     President and
466 Lexington Avenue                Member                        Chief Financial
New York, New York                                                Officer of Pan Am
10017-3140                                                        Corporation and
Age: 70                                                           Pan American
                                                                  World Airways,
                                                                  Inc. from 1988 to
                                                                  1991

Jack W. Fritz                       Trustee and     Since         Private investor;             53               Director of
2425 North Fish Creek Road          Audit           Trust         Consultant and                                 Advo, Inc.
P.O.Box 1287                        Committee       Inception     Director of Fritz                              (direct mail
Wilson, Wyoming 83014               Member                        Broadcasting, Inc.                             advertising)
                                                                  and Fritz
Age: 75                                                           Communications
                                                                  (developers and
                                                                  operators of radio
                                                                  stations) since
                                                                  1987

Jeffrey E. Garten                   Trustee and     Since         Dean of Yale                  53               Director of
Box 208200                          Audit           1998(2)       School of                                      Aetna, Inc.;
New Haven, Connecticut              Committee                     Management and                                 Director of
06520-8200                          Member                        William S. Beinecke                            Calpine Energy
                                                                  Professor in the                               Corporation;
Age: 56                                                           Practice of                                    Director of
                                                                  International                                  CarMax Group
                                                                  Trade and Finance;                             (used car
                                                                  Undersecretary of                              dealers)
                                                                  Commerce for
                                                                  International Trade
                                                                  from November 1993
                                                                  to October 1995;
                                                                  Professor at
                                                                  Columbia University
                                                                  from September 1992 to
                                                                  November 1993

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Trustee on February 6, 1998. He resigned as Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

                                                    TERM                                        NUMBER OF
                                                    OF OFFICE(1)                                PORTFOLIOS IN
                                                    AND                                         FUND
                                    POSITION(S)     LENGTH        PRINCIPAL                     COMPLEX          OTHER
                                    HELD WITH       OF TIME       OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE               TRUST           SERVED        PAST FIVE YEARS               TRUSTEE          HELD BY TRUSTEE
----------------------------------  --------------  ------------  ----------------------------  ---------------  ----------------
INDEPENDENT TRUSTEES--(CONTINUED)

Peter F. Krogh                      Trustee and     Since 2001    Dean Emeritus and             53               Member of
301 ICC                             Audit                         Distinguished Professor                        the Board
Georgetown University               Committee                     of International Affairs                       of The Carlisle
Washington, DC 20057                Member                        at the Edmund A.                               Companies Inc.;
                                                                  Walsh School of                                Member of
Age: 65                                                           Foreign Service,                               Selection
                                                                  Georgetown University;                         Committee
                                                                  Moderator of PBS                               for Truman
                                                                  foreign affairs television                     Scholars and
                                                                  series                                         Henry Luce
                                                                                                                 Scholars;
                                                                                                                 Senior Associate
                                                                                                                 of Center
                                                                                                                 for Strategic
                                                                                                                 and International
                                                                                                                 Studies; Trustee
                                                                                                                 of numerous
                                                                                                                 world affairs
                                                                                                                 organizations

James S. Pasman, Jr.                Trustee and     Since 1999    Currently retired;            55               Director of
c/o Credit Suisse Asset             Audit                         President and Chief                            Education
Management, LLC.                    Committee                     Operating Officer of                           Management
466 Lexington Avenue                Member                        National InterGroup,                           Corp.;
New York, New York                                                Inc. (holding company)
10017-3140                                                        from April 1989
                                                                  to March 1991;
                                                                  Chairman of Permian
Age: 71                                                           Oil Co. from April 1989
                                                                  to March 1991

                                                    TERM                                        NUMBER OF
                                                    OF OFFICE(1)                                PORTFOLIOS IN
                                                    AND                                         FUND
                                    POSITION(S)     LENGTH        PRINCIPAL                     COMPLEX          OTHER
                                    HELD WITH       OF TIME       OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE               TRUST           SERVED        PAST FIVE YEARS               TRUSTEE          HELD BY TRUSTEE
----------------------------------  --------------  ------------  ----------------------------  ---------------  ----------------
INDEPENDENT TRUSTEES--(CONCLUDED)

Steven N. Rappaport                 Trustee and     Since 1999    Partner of Lehigh Court,      54               None
Lohigh Court, LLC                   Audit                         LLC since July 2002;
40 East 52nd Street                 Committee                     President of Sungard
New York, New York                  Chairman                      Securities Finance, Inc.
10022                                                             from 2001 to July 2002;
                                                                  President of Loanet, Inc.
Age: 54                                                           (on-line accounting
                                                                  service) from 1995 to 2001;
                                                                  Director Director,
                                                                  President, North American
                                                                  Operations, and former
                                                                  Executive Vice President
                                                                  from 1992 to 1993 of
                                                                  Worldwide Operations of
                                                                  Metallurg Inc. (manufacturer
                                                                  of specialty metals and
                                                                  alloys); Executive Vice
                                                                  President, Telerate, Inc.
                                                                  (provider of real-time
                                                                  information to the capital
                                                                  markets) from 1987 to 1992;
                                                                  Partner in the law firm of
                                                                  Hartman & Craven until 1987

INTERESTED TRUSTEE

William W. Priest(3)                Trustee         Since 1999    Senior Partner and            60               None
Steinberg Priest & Sloane                                         Fund Manager,
Capital Management                                                Steinberg
12 East 49th Street                                               Priest & Sloane Capital
12th Floor                                                        Management since
New York, New York                                                March 2001; Chairman
10017                                                             and Managing
                                                                  Director of CSAM
Age: 61                                                           from 2000 to
                                                                  February 2001, Chief
                                                                  Executive Officer and
                                                                  Managing Director of
                                                                  CSAM from 1990 to
                                                                  2000

----------
(3) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he provides consulting services to CSAM.

                                                    TERM
                                                    OF OFFICE(1)
                                                    AN
                                    POSITION(S)     LENGTH
                                    HELD WITH       OF TIME
NAME, ADDRESS AND AGE               TRUST           SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------------------  --------------  ------------  ------------------------------------------------------------
OFFICERS

Laurence R. Smith                   Chairman        Since 2002    Managing Director and Global Chief Investment Officer of
Credit Suisse Asset                                               CSAM; Associated with JP Morgan Investment Management
Management, LLC                                                   from 1981 to 1999; Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Age: 44

Hal Liebes, Esq.                    Vice President  Since 1999    Managing Director and General Counsel of CSAM;
Credit Suisse Asset                 and Secretary                 Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                                   Associated with CSAM from 1995 to 1996; Associated with
466 Lexington Avenue                                              CS to 1996; Associated with CS First Boston Investment
New York, New York                                                Management from 1994 to 1995; Associated with
10017-3140                                                        Division of Enforcement, U.S. Securities and
                                                                  Exchange Commission from 1991 to 1994;
Age: 38                                                           Officer of other Credit Suisse Funds

Michael A. Pignataro                Treasurer and   Since 1999    Director and Director of Fund Administration
Credit Suisse Asset                 Chief                         of CSAM; Associated with CSAM since 1984;
Management, LLC                     Financial                     Officer of other Credit Suisse Funds
466 Lexington Avenue                Officer
New York, New York
10017-3140

Age: 43

Gregory N. Bressler, Esq.           Assistant       Since 2000    Director and Deputy General Counsel; Associated with
Credit Suisse Asset                 Secretary                     CSAM since January 2000; Associated with the law firm
Management, LLC                                                   of Swidler Berlin Shereff Friedman LLP from 1996 to 2000;
466 Lexington Avenue                                              Officer of other Credit Suisse Funds
New York, New York
10017-3140

Age: 36

Kimiko T. Fields, Esq.              Assistant       Since 2002    Vice President and Legal Counsel; Associated with CSAM
Credit Suisse Asset                 Secretary                     since January 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Age: 39

                                                    TERM
                                                    OF OFFICE(1)
                                                    AN
                                    POSITION(S)     LENGTH
                                    HELD WITH       OF TIME
NAME, ADDRESS AND AGE               TRUST           SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------------------  --------------  ------------  ------------------------------------------------------------
OFFICERS--(CONCLUDED)

Rocco A. Del Guercio                Assistant       Since 1999    Vice President and Administrative Officer of CSAM;
Credit Suisse Asset                 Treasurer                     Associated with CSAM since June 1996; Assistant
Management, LLC                                                   Treasurer, Bankers Trust Co. -- Fund Administration from
466 Lexington Avenue                                              March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                                Supervisor, Dreyfus Corporation from April 1987 to March
10017-3140                                                        1994; Officer of other Credit Suisse Funds

Age: 39

Joseph Parascondola                 Assistant       Since 2000    Assistant Vice President -- Fund Administration of
Credit Suisse Asset                 Treasurer                     CSAM since April 2000; Assistant, Vice President,
Management, LLC                                                   Deutsche Asset Management from January 1999 to April
466 Lexington Avenue                                              2000; Assistant Vice President, Weiss, Peck & Greer LLC
New York, New York                                                from November 1995 to December 1998; Officer of other
10017-3140                                                        Credit Suisse Funds

Age: 39

Robert M. Rizza                     Assistant       Since 2002    Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset                 Treasurer                     Administrative Officer of CSAM from March 1998 to
Management, LLC                                                   December 2000; Assistant Treasurer of Bankers Trust
466 Lexington Avenue                                              Co, from April 1994 to March 1998; Officer of other
New York, New York                                                Credit Suisse, Funds
10017-3140

Age: 37

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)
December 31, 2002

   A special meeting of shareholders of the Portfolio was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on May 1, 2002. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for each proposal.

   To approve a Sub-Investment Advisory Agreement for the Portfolio, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management (U.K.) Limited ("CSAM U.K."):

                                         % OF TOTAL SHARES    % OF TOTAL
                             SHARES         OUTSTANDING      SHARES VOTED
                         -------------   -----------------   ------------
        For              16,775,244.66         88.90%           88.95%
        Against             608,709.62          3.23%            3.23%
        Abstain           1,475,417.15          7.82%            7.82%

   To approve a Sub-Investment Advisory Agreement for the Portfolio, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (Japan) ("CSAM Japan"):

                                         % OF TOTAL SHARES    % OF TOTAL
                             SHARES         OUTSTANDING      SHARES VOTED
                         -------------   -----------------   ------------
        For              16,685,277.79         88.42%           88.47%
        Against             657,665.38          3.49%            3.49%
        Abstain           1,516,428.26          8.04%            8.04%

   A special meeting of shareholders of the Portfolio was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on October 9, 2002. The following matter was voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for each proposal.

   To approve a Sub-Investment Advisory Agreement for the Portfolio, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management (Australia) Limited ("CSAM Australia"):

                                         % OF TOTAL SHARES    % OF TOTAL
                             SHARES         OUTSTANDING      SHARES VOTED
                         -------------   -----------------   ------------
        For              13,079,063.72         87.95%           87.95%
        Against             516,244.16          3.47%            3.47%
        Abstain           1,275,358.85          8.58%            8.58%

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
TAX INFORMATION LETTER (UNAUDITED)
December 31, 2002

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   During the fiscal year ended December 31, 2002, the Portfolio distributed $2,650,367 of foreign source income on which the Portfolio paid foreign taxes of $305,595. This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code 1986, as amended the "Code", and the Treasury Regulations thereunder.

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


P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-222-8977 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRINF-2-1202